Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2015
Schedule of Stock Option Activity

Stock option activity during the years ended March 31, 2013, 2014 and 2015 was as follows:

	2013		2014		2015
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Outstanding at beginning of year	4,888,206	¥1,616	5,704,699	¥1,418	7,094,339	¥1,523
Granted	2,521,000	1,207	2,763,000	1,669	—	—
Exercised	(522,297)	880	(406,318)	1,237	(377,903)	1,202
Expired	(592,354)	2,590	(669,605)	2,056	(620,460)	1,619
Forfeited	(589,856)	1,461	(297,437)	2,090	(319,907)	2,033

Outstanding at end of year	5,704,699	1,418	7,094,339	1,523	5,776,069	1,536

Exercisable at end of year	3,222,699	¥1,580	4,442,339	¥1,437	5,776,069	¥1,536

Schedule of Weighted Average Fair Value Per Share for Stock Options Granted

These figures were calculated based on the Black Scholes option pricing model by using the following weighted average estimates:

	2013	2014	2015
Expected dividend yield	1.1%	1.1%	— %
Risk free interest rate	0.1%	0.2%	— %
Volatility	50.7%	44.7%	— %
Expected life	3.9 years	2.8 years	— years

Schedule of Outstanding Stock Options

At March 31, 2015, all of the outstanding stock options were as follows:

	Outstanding			Exercisable
Exercise price	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Number of options	Weighted average exercise price	Weighted average remaining contractual life
¥1,048 - ¥1,668	3,008,990	1,345	1.6 years	3,008,990	1,345	1.6 years
¥1,669 - ¥3,836	2,767,079	1,744	2.7 years	2,767,079	1,744	2.7 years

	5,776,069	1,536	2.1 years	5,776,069	1,536	2.1 years